Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share
Schedule of reconciliation of basic weighted average common shares outstanding to diluted weighted average shares outstanding

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net loss (attributable to common stockholders)	$(55,440)	$(3,003)	$(291,636)	$(6,329)
Weighted average shares outstanding – basic and diluted	9,330,805	7,414,098	8,410,583	7,296,365
Basic and fully diluted loss per share	$(5.94)	$(0.40)	$(34.67)	$(0.87)

	Years Ended December 31,
	2020	2019
Net loss (attributable to common stockholders)	$94,461,205	$12,284,998
Weighted average shares outstanding – basic	7,352,268	7,200,808
Effect of dilutive securities:
Preferred stock	—	—
Warrants	—	—
Weighted average shares outstanding – diluted	7,352,268	7,200,808
Basic loss per share	$(12.85)	$(1.71)